Derivative financial liabilities (Details 2) - Derivative Financial Liabilities [Member]	Dec. 31, 2023 yr CAD ($) dm	Dec. 31, 2022 CAD ($) yr
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4.79	4.41
Expected life | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities | yr	0.7	1.6
Expected life | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities | yr	1.5	2.5
Expected volatility in market price of shares | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	73	89
Expected volatility in market price of shares | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	77	106
Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0
Expected forfeiture rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0